Other Accrued Liabilities	12 Months Ended
Mar. 31, 2019
Accounts Payable and Accrued Liabilities, Current [Abstract]
Other Accrued Liabilities	7. Other Accrued Liabilities Other accrued liabilities consist of the following:
	March 31,
	2018	2019

Accrued expenses	$620	$541
Others	1,253	1,121
	$1,873	$1,662